Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Employees Stock Option	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.61%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.51%	0.43%
Expected volatility	21.97%	21.71%	20.13%
Risk-free interest rate, lower range	6.14%	4.99%	4.63%
Expected term (in years)	2 years 6 months 10 days	2 years 7 months 2 days	2 years 7 months 24 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.97%	0.46%
Expected volatility	33.50%	31.79%	28.93%
Risk-free interest rate, upper range	7.59%	6.43%	5.75%
Expected term (in years)	7 years 3 months	5 years 4 months 9 days	5 years 5 months 4 days